SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	25 - 33
Computers and peripheral equipment	15 - 33
Office furniture	6 - 15
Leasehold improvements	By the shorter of term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2014	2013	2012

Cost of revenues	$353	$368	$222
Research and development	1,919	1,666	1,186
Sales and marketing	3,322	3,106	2,060
General and administrative	2,501	2,591	1,349

Total stock-based compensation expense	$8,095	$7,731	$4,817

Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2014	2013	2012

Suboptimal exercise multiple	3	3	2.5-3.5
Risk free interest rate	0.1%-2.73%	0.1%-2.77%	0.15%-1.39%
Volatility	44%-60%	53%-63%	51%-66%
Dividend yield	0%	0%	0%

Schedule of Accumulated Other Comprehensive Income

	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2013	$41	$325	$366
Changes in other comprehensive income (loss) before reclassifications	(210)	(2,497)	(2,707)
Amounts reclassified from accumulated other comprehensive income (loss) to :
Cost of revenues	-	86	86
Operating expenses	-	630	630
Financial income, net	5	-	5
Net current-period other comprehensive loss	(205)	(1,781)	(1,986)

Balance as of December 31, 2014	(164)	(1,456)	(1,620)